Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Annual rate of amortization expense till 2019	$ 35,749
Core Deposit Intangible [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquired intangible asset gross beginning balance	1,056,693	1,056,693
Accumulated amortization beginning balance	(797,435)	(761,686)
Acquired intangible asset net beginning balance	259,258	295,007
Amortization expense	(35,748)	(35,749)	35,749
Acquired intangible asset gross ending balance	1,056,693	1,056,693	1,056,693
Accumulated amortization ending balance	(833,183)	(797,435)	(761,686)
Acquired intangible asset net ending balance	$ 223,510	$ 259,258	$ 295,007